GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Changes in the Carrying Amounts of Goodwill (Parenthetical) (Detail) - Mocha and Other [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Goodwill, Gross	$ 81,606
Goodwill, Accumulated Impairment Loss	$ 0